DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (346,485)
Deferred tax assets, beginning balance	158,703
Translation differences	(69)	$ (36)
Deferred tax (charge) credit	185,655	39,894
Credits directly to other comprehensive income	(14,158)	12,100
Effect of changes in tax law	(9,117)	0	$ 16,979
Deferred tax liability, ending balance	(186,216)	(346,485)
Deferred tax assets, ending balance	160,745	158,703
Deferred tax assets recognized on unused tax losses	3,578	31,084
Unused tax credits for which no deferred tax asset recognised	100,000	200,000
Unused tax losses for which no deferred tax asset recognised	800,000	1,000,000
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(479,058)	(519,134)
Translation differences		46
Deferred tax (charge) credit	137,793	40,030
Deferred tax liability, ending balance	(341,265)	(479,058)	(519,134)
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(426,140)	(437,376)
Translation differences		46
Deferred tax (charge) credit	72,720	11,190
Deferred tax liability, ending balance	(353,420)	(426,140)	(437,376)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(30,187)	(63,460)
Translation differences		0
Deferred tax (charge) credit	79,624	33,273
Deferred tax liability, ending balance		(30,187)	(63,460)
Deferred tax assets, ending balance	49,437
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(20,710)	(17,109)
Translation differences		0
Deferred tax (charge) credit	(5,613)	(3,601)
Deferred tax liability, ending balance	(26,323)	(20,710)	(17,109)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(2,021)	(1,189)
Translation differences		0
Deferred tax (charge) credit	(8,938)	(832)
Deferred tax liability, ending balance	(10,959)	(2,021)	(1,189)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	291,276	279,394
Translation differences	(69)	(82)
Deferred tax (charge) credit	47,862	(136)
Credits directly to other comprehensive income	(14,158)	12,100
Effect of changes in tax law	(9,117)
Deferred tax assets, ending balance	315,794	291,276	279,394
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	52,342	45,654
Translation differences	0	0
Deferred tax (charge) credit	29,797	6,688
Credits directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax assets, ending balance	82,139	52,342	45,654
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	9,186	10,200
Translation differences	0	0
Deferred tax (charge) credit	25,958	(1,014)
Credits directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax assets, ending balance	35,144	9,186	10,200
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	31,084	42,766
Translation differences	0	0
Deferred tax (charge) credit	(27,506)	(11,682)
Credits directly to other comprehensive income	0	0
Effect of changes in tax law	0
Deferred tax assets, ending balance	3,578	31,084	42,766
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	198,664	180,774
Translation differences	(69)	(82)
Deferred tax (charge) credit	19,613	5,872
Credits directly to other comprehensive income	(14,158)	12,100
Effect of changes in tax law	(9,117)
Deferred tax assets, ending balance	$ 194,933	$ 198,664	$ 180,774